Note 13 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Tax penalties and interest	$ 193,262	$ (0)	$ (0)